Derivative instruments and risk management - Offsetting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative assets
Gross fair value recognized	$ 6,214	$ 46,705
Less: offset applied under master netting agreements	(5,150)	(11,227)
Net fair value presented in the consolidated balance sheets	1,064	35,478
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(326)	(250)
Net exposures	$ 738	$ 35,228
Derivative liabilities
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Spot and forward foreign exchange and currency swaps	Spot and forward foreign exchange and currency swaps
Gross fair value recognized	$ 10,417	$ 13,266
Less: offset applied under master netting agreements	(5,150)	(11,227)
Net fair value presented in the consolidated balance sheets	5,267	2,039
Positions not offset in the consolidated balance sheets, gross fair value of derivatives	0	0
Positions not offset in the consolidated balance sheets, cash collateral received/paid	(3,356)	(682)
Net exposures	1,911	1,357
Net fair value	$ (4,203)	$ 33,439